Costs and expenses by nature: (Details) $ in Thousands, $ in Millions		12 Months Ended
	Sep. 20, 2017 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Costs and expenses by nature:
Short term benefits		$ 1,199,217	$ 1,118,926	$ 772,129
Electric power		474,719	458,827	234,879
Maintenance and conservation		699,557	673,603	401,479
Professional fees		308,740	306,169	217,930
Insurance and bonds		225,252	200,477	86,838
Surveillance services	$ 29.7	325,612	310,065	207,303
Cleaning services		232,219	229,003	142,531
Technical assistance (Note 15.4)		404,086	386,249	346,487
Right of use of assets under concession		986,850	898,253	468,695
Amortization and depreciation of intangible assets, furniture and equipment		1,836,897	1,760,741	1,166,114
Impairment of goodwill (Note 8.1)		0	0	4,719,096
Consumption of commercial items		323,899	300,845	252,602
Construction services (Note 3.1.3)		1,236,193	935,774	1,898,550
Termination benefits (Note 18.17)		1,922	1,595	1,984
Employees' statutory profit sharing		10,250	8,052	6,359
Financial assets impairment			0	45,687
Other		279,649	177,330	144,322
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses		$ 8,545,062	$ 7,765,909	$ 11,112,985